REVENUE RECOGNITION (Tables)	0 Months Ended
Mar. 31, 2015
Revenue Recognition [Abstract]
Sales Reserves And Allowances Current [TextBlock]
Sales reserves and allowances consisted of the following:
	March 31,	December 31,
	2015	2014

	U.S. $ in millions
Rebates	$2,674	$2,842
Medicaid	1,246	1,099
Chargebacks	1,095	1,129
Returns	602	593
Other	174	186
	$5,791	$5,849